Investments in affiliates and investments in available-for-sale securities (Table) (Details) - Navios Acquisition - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Balance sheet
Cash and cash equivalents, including restricted cash	$ 52,064		$ 52,064		$ 86,458
Current assets	86,603		86,603		119,733
Non-current assets	1,381,631		1,381,631		1,453,048
Current liabilities	82,531		82,531		74,618
Long- term debt including current portion, net	1,023,391		1,023,391		1,065,369
Non-current liabilities	980,944		980,944		$ 1,035,688
Income Statement
Revenue	41,479	$ 58,458	87,629	$ 122,940
Net loss	$ (22,068)	$ (64,417)	$ (46,534)	$ (58,802)